Balance Sheet Details	12 Months Ended
Jul. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Balance Sheet Details

3. Balance Sheet Details

Inventories consist of the following:

	July 31,
	2020	2019
Raw materials	$17,000	$30,000
Finished goods	530,000	147,000
	$547,000	$177,000

Property, plant, and equipment consist of the following:

	July 31,
	2020	2019
Computers and equipment	$819,000	$1,001,000
Furniture and fixtures	—	21,000
	819,000	1,022,000
Less accumulated depreciation	(503,000)	(660,000)
	$316,000	$362,000

Depreciation expense for the years ended July 31, 2020 and 2019 was $104,000 and $106,000, respectively.

Patents consist of the following:

	July 31,
	2020	2019
Patents	$3,504,000	$3,504,000
Less accumulated amortization	(3,063,000)	(2,975,000)
	$441,000	$529,000

Patent amortization expense for the years ended July 31, 2020 and 2019 was $88,000 and $135,000, respectively.

At July 31, 2020, future patent amortization expense is expected to be as follows:

2021	$76,000
2022	48,000
2023	42,000
2024	42,000
2025	42,000
Thereafter	191,000
$441,000